FINANCIAL DEBT WITH THIRD PARTIES - SENIOR SECURED NOTES (Details) - USD ($)	10 Months Ended		11 Months Ended	33 Months Ended	53 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Feb. 18, 2021	Feb. 17, 2021	Feb. 10, 2021	Dec. 31, 2020	Apr. 04, 2019	Aug. 10, 2017
Senior secured notes 2022 [Member] | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date					August 2022
Borrowings, interest rate											6.125%
Borrowings											$ 400,000,000.0
Payments for debt issue costs					$ 11,979,000
Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Fair value of debt	$ 536,818,000	$ 536,818,000	$ 536,818,000	$ 536,818,000	$ 536,818,000				$ 500,200,000
Senior Secured Notes | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date	Senior Secured Notes due 2022		due, 2026
Borrowings, interest rate						6.125%	6.125%
Repayment of bonds and debentures	$ 224,185,000	$ 275,815,000
Borrowings								$ 500,000,000.0		$ 100,000,000.0
Redemption Price Of Principal Amount Percentage	1.01531%	1.01531%
Senior Secured Notes | Atento Luxco 1, S.A. [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings Average Term	1 year 6 months
Senior Secured Notes | Atento Luxco 1, S.A. [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings Average Term	4 years 6 months
Existing Notes | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											6.125%
Additional Notes | Atento Luxco 1, S.A. [member]
Disclosure of detailed information about borrowings [line items]
Maturity Date				Senior Secured Notes due 2022
Borrowings, interest rate										6.125%